Summary of Due to Container Investors, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Accounts receivable, net - managed fleet	$ 7,639	$ 10,628
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	10,679	9,157
Due to container investors, net	17,985	18,697
Managed Fleet
Related Party Transaction [Line Items]
Prepaid expenses and other current assets	42	99
Accounts payable and accrued expenses	(375)	(1,187)
Due from to related party	$ 7,306	$ 9,540